INCOME TAX (Tables)	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes	The provision for income taxes consisted of the following:
	For The Six Months Ended June 30,
	2025	2024
Current	$(589,170)	$(307,348)
Deferred	6,219,215	3,703,105
Total	$5,630,045	$3,395,757

Schedule of Reconciliations of the Statutory Income Tax Rate and the Company's Effective Income Tax Rate

The reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follows:

	For The Six Months Ended June 30,
	2025	2024
Statutory income tax rate	25%	25%
Tax effect of different tax rates in other jurisdictions	(2)%	(1)%
Changes in valuation allowance	(1)%	-%
Tax effect of loss on sale of discontinued operation	45%	-%
Effective tax rate	67%	24%

Schedule of Cumulative Net Operating Losses Carried Forward

The summary of cumulative net operating losses carried forward for the Company’s subsidiaries in different regions is as follows:

	For The Six Months Ended June 30,
	2025	2024
PRC Region	$276,350	$28,757
HK Region	23,008,418	2,569
Singapore Region	-	6,440
Total cumulative net operating loss carry-forward	$23,284,768	$37,766

Schedule of Net Deferred Tax Assets

Components of the Company’s net deferred tax assets are set forth below:

	June 30,	December 31,
	2025	2024
Deferred tax assets:
Net operating loss carry-forwards	$6,428,637	$604,689
Allowance for doubtful accounts	2,795,978	2,328,841
Impairment provision of advances to suppliers	384,967	384,967
Lease liability	-	-
Total of deferred tax assets	$9,609,582	$3,318,497
Less: valuation allowance	(676,559)	(604,689)
Net deferred tax assets	$8,933,023	$2,713,808

Defer tax liabilities:
Right-of-use assets	$-	$-
Total deferred tax liabilities	-	-
Deferred tax assets, net	$8,933,023	$2,713,808

Schedule of Unrecognized Tax Positions Related to the Company’s Uncertain Tax Positions

The activity of the unrecognized tax positions related to the Company’s uncertain tax positions is summarized as follows:

	June 30,	December 31,
	2025	2024
Gross beginning balance	8,519,452	6,961,166
Gross increase to tax positions in the current period	586,787	1,558,286
Gross ending balance	9,106,239	8,519,452